Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 29,940	$ 14,143
Accounts receivable	238,958	212,099
Other receivables	440	414
Prepaid expenses	38,762	31,484
Income taxes recoverable	2,928	0
Restricted cash	476	452
Other assets	1,573	1,972
Total current assets	313,077	260,564
OTHER RECEIVABLES	72	376
FUNDED LANDFILL POST-CLOSURE COSTS	9,885	9,200
INTANGIBLES	287,847	257,731
GOODWILL	929,114	774,409
LANDFILL DEVELOPMENT ASSETS	19,715	15,869
DEFERRED FINANCING COSTS	20,060	19,983
CAPITAL ASSETS	927,518	776,058
LANDFILL ASSETS	963,720	958,792
INVESTMENT IN EQUITY ACCOUNTED INVESTEE	4,062	3,973
OTHER ASSETS	491	649
TOTAL ASSETS	3,475,561	3,077,604
LIABILITIES
Accounts payable	120,341	115,292
Accrued charges	131,528	124,496
Dividends payable	16,206	14,540
Income taxes payable	1,986	10,693
Deferred revenues	19,002	17,645
Current portion of long-term debt	6,907	1,500
Landfill closure and post-closure costs	8,871	9,468
Other liabilities	2,527	3,484
Liabilities, Current	307,368	297,118
LONG-TERM DEBT	1,681,370	1,311,593
LANDFILL CLOSURE AND POST-CLOSURE COSTS	104,281	92,034
OTHER LIABILITIES	6,166	7,484
DEFERRED INCOME TAXES	103,795	76,234
TOTAL LIABILITIES	2,202,980	1,784,463
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares	1,773,530	1,824,231
Restricted shares	(3,460)	(5,353)
Additional paid in capital	2,166	2,789
Accumulated deficit	(451,539)	(466,775)
Accumulated other comprehensive loss	(48,116)	(61,751)
Total shareholders' equity	1,272,581	1,293,141
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,475,561	$ 3,077,604